Cover	Sep. 16, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 16, 2021
Entity Registrant Name	CHANNELADVISOR CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35940
Entity Tax Identification Number	56-2257867
Entity Address, Address Line One	3025 Carrington Mill Boulevard
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	919
Local Phone Number	228-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ECOM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001169652
Amendment Flag	false